Borrowings (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Unutilized borrowing facilities	138,301	124,380
Subordinated borrowings	637,487	1,059,261
Fixed-Rate Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings, Maturities start period	2012	2011
Long-term borrowings, Maturities end period	2042	2035
Long-term borrowings, Minimum interest rate	0.10%	0.00%
Long-term borrowings, Maximum interest rate	10.00%	10.01%
Floating-Rate Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings, Maturities start period	2012	2011
Long-term borrowings, Maturities end period	2039	2038
Long-term borrowings, Minimum interest rate	0.00%	0.10%
Long-term borrowings, Maximum interest rate	8.54%	8.30%
Index / Equity-Linked Obligations [Member]
Debt Instrument [Line Items]
Long-term borrowings, Maturities start period	2012	2011
Long-term borrowings, Maturities end period	2042	2042
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	32.50%	32.50%